INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Total	$ 11,635	$ 9,894
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	4,211	5,134
Australian regulated terminal
Disclosure of information for cash-generating units [line items]
Total	1,766	1,957
North American Residential Energy Infrastructure Operation [Member]
Disclosure of information for cash-generating units [line items]
Total	1,763	0
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,118	1,144
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	928	1,100
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	843	130
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	273	289
Other
Disclosure of information for cash-generating units [line items]
Total	$ 733	$ 140